Regulatory Capital	12 Months Ended
Oct. 31, 2025
Regulatory Capital [Abstract]
Regulatory Capital
NOTE 30: REGULATORY CAPITAL
The Bank manages its capital in accordance

with guidelines established by OSFI. The regulatory

capital guidelines measure capital in relation

to credit, market,
and operational risks. The Bank has various

capital policies, procedures,

and controls which it utilizes to achieve its

goals and objectives. The Bank is designated
as a domestic systemically important bank

(D-SIB) and a global systemically important

bank (G-SIB).
The Bank’s capital management objectives are:
●

To maintain an adequate level of capital based on the Bank’s risk profile as determined by:
–

the Bank’s Risk Appetite Statement;
–

capital requirements defined by relevant

regulatory authorities; and
–

the Bank’s internal assessment of capital requirements,

including stress test analysis, consistent

with the Bank’s risk profile and risk tolerance levels.
●

Manage capital levels, in order to:
–

insulate the Bank from unexpected loss events;
–

maintain stakeholder confidence in the Bank;
–

establish that the Bank has adequate capital

under a severe but plausible stress event;

and

–

facilitate business growth and/or strategic

deployment consistent with the Bank’s

strategy and risk appetite.
●

To have the most economic weighted-average cost of capital achievable, while preserving the appropriate mix of

capital instruments to meet targeted
capitalization levels and provide a satisfactory

return on shareholders’

equity.
●

To support strong external debt ratings, in order to manage the Bank’s overall cost of funds and to maintain access to required

funding (in the event of
unexpected loss or business growth).
●

To maintain a robust capital planning process and framework to support capital funding decisions such as issuances, redemptions

and distributions which in
turn support the Bank’s capital adequacy.
These objectives are applied in a manner

consistent with the Bank’s overall objective of

providing a satisfactory return on

shareholders’ equity.
Basel III Capital Framework
Capital requirements of the Basel Committee

on Banking Supervision are commonly referred

to as Basel III. Under Basel III, Total Capital consists of three components, namely Common Equity Tier 1 (CET1),

Additional Tier 1, and Tier 2 Capital. Risk sensitive regulatory capital ratios are calculated by dividing

CET1,
Tier 1, and Total Capital by risk-weighted assets (RWA), inclusive of any minimum requirements outlined under the regulatory floor. Basel III also implemented a
non-risk sensitive leverage ratio to act as a

supplementary measure to the risk-sensitive

capital requirements. The leverage ratio

is calculated by dividing Tier 1
Capital by leverage exposure which is primarily

comprised of on-balance sheet assets

with adjustments made to derivative and securities

financing transaction
exposures, and credit equivalent amounts

of off-balance sheet exposures. TD manages its

regulatory capital in accordance with

OSFI’s implementation of the
Basel III Capital Framework.
Capital Position and Capital Ratios
The Basel framework allows qualifying banks

to determine capital levels consistent with

the way they measure, manage, and

mitigate risks. It specifies
methodologies for the measurement of credit,

trading market, and operational risks. The

Bank uses the Internal Ratings-Based

approaches to credit risk for all
material portfolios.
For accounting purposes, IFRS is followed

for consolidation of subsidiaries and joint ventures.

For regulatory capital purposes, all

subsidiaries of the Bank are
consolidated except for insurance subsidiaries

which are deconsolidated and follow prescribed

treatment per OSFI’s CAR guidelines. Insurance

subsidiaries are
subject to their own capital adequacy reporting,

such as OSFI’s Minimum Capital Test for General Insurance and Life Insurance Capital

Adequacy Test for Life and
Health.
Some of the Bank’s subsidiaries are individually

regulated by either OSFI or other regulators.

Many of these entities have minimum

capital requirements which
may limit the Bank’s ability to extract capital

or funds for other uses.
Canadian banks designated as D-SIBs are required

to comply with OSFI’s minimum targets for risk-based

capital and leverage ratios. The minimum

targets
include a D-SIB surcharge and Domestic Stability

Buffer (DSB) for CET1, Tier 1, Total Capital and risk-based Total Loss Absorbing Capacity (TLAC) ratios. The
DSB level was increased to 3.5
% as of November 1, 2023, and as

a result the published regulatory minimum

targets are set at
11.5%, 13.0%, 15.0 % and 25.0%,
respectively. The OSFI target includes the greater of the D-SIB or

G-SIB surcharge, both of which are

currently
1 % for the Bank. The OSFI target for leverage
requires D-SIBs to hold a leverage ratio buffer of 0.50
% in addition to the existing minimum

requirement. This sets the published regulatory

minimum targets for
leverage and TLAC leverage ratios at 3.5 % and 7.25%, respectively.
The Bank complied with all minimum risk-based

capital and leverage ratio requirements

set by OSFI during the year ended October

31, 2025.
The following table summarizes the Bank’s regulatory

capital position as at October 31, 2025 and

October 31, 2024.
Regulatory Capital Position
(millions of Canadian dollars, except

as noted)
As at
October 31 October 31

2025 2024
Capital
Common Equity Tier 1 Capital $ 93,579 $ 82,714
Tier 1 Capital

104,502

93,248
Total Capital

116,866

105,745
Risk-weighted assets used in the calculation

of capital ratios
636,424 630,900
Capital and leverage ratios
Common Equity Tier 1 Capital ratio

14.7% 13.1%
Tier 1 Capital ratio 16.4

14.8

Total Capital ratio 18.4

16.8

Leverage ratio 4.6 4.2
TLAC Ratio 31.8 28.7
TLAC Leverage Ratio 8.9 8.1